Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (24,138)	$ (8,278)	$ (12,461)	$ (6,987)	$ (17,059)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	673	567	764	763	610
Bad debt expense	0	4	7	(22)	30
Deferred income taxes	(91)	(883)	(1,122)	(291)	399
Stock-based compensation	10,919	0
Fair value adjustment for warrant liability	341	200	200	299	351
Loss on extinguishment of debt	384	0
Changes in assets and liabilities:
Accounts receivable	4,329	6,208	(11,154)	(6,639)	(1,450)
Prepaid expenses and other assets	(3,184)	(2,360)	(1,665)	(988)	130
Deferred commissions	(1,056)	(1,389)	(5,335)	(3,965)	(4,486)
Accounts payable and accrued expenses	1,202	(2,931)	1,287	1,058	1,932
Accrued compensation and related benefits	(339)	1,617	3,717	(968)	1,929
Other current liabilities	(75)	(1,377)	19	(251)	1,395
Deferred revenue	1,043	374	17,410	15,490	16,744
Other long-term liabilities	(143)	433	577	356	1,009
Net cash used in operating activities	(10,135)	(7,815)	(7,756)	(2,145)	1,534
Cash flows from investing activities:
Purchases of property and equipment	(295)	(935)	(984)	(524)	(2,633)
Net cash used in investing activities	(295)	(935)	(984)	(524)	(2,633)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts	80,213	0
Proceeds from issuance of long-term debt			20,000	10,000	0
Payment of deferred initial public offering costs	(2,424)	0
Payment of dividend to Series A preferred stockholders	(7,565)	0
Proceeds from exercise of common stock options	664	0
Proceeds from issuance of long-term debt, net of debt issuance costs	19,616	20,000
Repayment of long-term debt	(40,000)	(10,000)	(10,000)	0	0
Proceeds from issuance of Series B convertible preferred stock, net of offering costs			0	0	37,380
Repurchase of common stock			0	0	(21,013)
Net cash provided by financing activities	50,504	10,000	10,000	10,000	16,367
Effect of foreign exchange rate changes on cash and cash equivalents	1,072	(907)	(1,510)	(930)	(912)
Net increase in cash and cash equivalents	41,146	343	(250)	6,401	14,356
Cash and cash equivalents, beginning of period	31,143	31,393	31,393	24,992	10,636
Cash and cash equivalents, end of period	72,289	31,736	31,143	31,393	24,992
Supplemental disclosure of cash flow information:
Cash paid for interest	0	643	895	193	0
Cash paid for income taxes	484	580	610	1,055	70
Supplemental disclosure of non-cash financing activities:
Accretion of dividends on convertible preferred stock	357	642	857	861	856
Accretion of issuance costs on convertible preferred stock			$ 0	$ 0	$ 120
Conversion of Convertible Preferred Stock to Common Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible stock	48,207	0
Conversion of Convertible Preferred Stock Warrant to Common Stock Warrant
Supplemental disclosure of non-cash financing activities:
Conversion of convertible stock	$ 1,191	$ 0